Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation
25.	Share-based compensation
The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Cost of revenues	133	80	87
Fulfillment	697	424	473
Marketing	426	273	313
Research and development	859	599	1,144
General and administrative	2,689	1,623	2,709

Total	4,804	2,999	4,726

Share Incentive Plans
In November 2023, the Board of Directors approved a share incentive plan (“2023 Plan”) which will expire in December 2033, as a renewal of the prior share incentive plan adopted in November 2014 (“2014 Plan”, collectively with the 2023 Plan, “Share Incentive Plans”). The Company granted share-based awards to eligible employees and non-employees
pursuant to the Share Incentive Plans, which govern the terms of the awards. The RSUs and share options are mainly scheduled to be vested over four or six years.
As of December 31, 2024 and 2025, the Group had reserved 213,472,791 and 211,980,037 ordinary shares available to be granted as share-based awards under the Share Incentive Plans.
Subsequent to June 2020, the employees’ status of JD Technology changed from non-employees
of the Company to employees of the Company’s equity method investee. Share-based awards granted by the Company to employees of JD Technology and share-based awards granted by JD Technology to employees of the Company were insignificant for all periods presented.

(1)	Share-based compensation of the Company
RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2025 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2025	70,983,422	19.53

Granted	31,551,310	18.27
Vested	(21,301,372)	21.39
Forfeited or cancelled	(9,370,294)	19.21

Unvested as of December 31, 2025	71,863,066	18.47

As of December 31, 2024 and 2025, 1,865,542 and 1,957,950 outstanding service-based RSUs were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB1,840 million, RMB1,024 million and RMB2,442 million, respectively.
As of December 31, 2025, there were RMB3,435 million of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.2 years. The total fair value of service-based RSUs vested was RMB2,930 million, RMB1,909 million and RMB2,947 million for the years ended December 31, 2023, 2024 and 2025, respectively. The weighted average granted fair value of the RSUs granted during the years ended December 31, 2023, 2024 and 2025 was US$
18.24
, US$
15.33
and US$
18.27 per RSU, respectively.
In May 2025, Mr. Liu was granted 10,000,000 service-based RSUs under the Company’s Share Incentive Plans, subject to a

5-
year vesting schedule. For the year ended December 31, 2025, total share-based compensation expense recognized for these RSUs was
RMB367 million.

Share options
A summary of activities of the service-based share options for the years ended December 31, 2025 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of January 1, 2025	17,645,740	16.53	0.5	14

Granted	5,272,500	16.97
Exercised	(352,086)	13.03

Forfeited or cancelled	—	—
Outstanding as of December 31, 2025	22,566,154	16.69	9.3	1

Vested and expected to vest as of December 31, 2025	22,484,404	16.70	9.3	1
Exercisable as of December 31, 2025	17,293,654	16.61	9.3	1
As of December 31, 2024 and 2025, 40,536 and 7,200 outstanding share options were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
The total intrinsic value of share options exercised during the years ended December 31, 2023, 2024 and 2025 was RMB98 million, RMB2 million and RMB10 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options.
For the year ended December 31, 2025, total share-based compensation expenses recognized
for the share options granted over the vesting period were RMB1,004 million, which were insignificant for the years ended December 31, 2023 and 2024. In 2025, the Board of Directors of the Company approved extending the exercise period for the unexercised options held by the grantees under the Share Incentive Plans, for another
10
years upon the expiration of the existing
10
-year
exercise periods (“Extension of Exercise Period”). The Extension of Exercise Period generated incremental share-based compensation expenses of RMB
914
million for the year ended December 31, 2025, which was recognized in full on the date of the modification. As of December 31, 2025, there were RMB
202
million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 4.3 years.
In May 2015, Mr. Liu was granted an option to acquire a
total of
26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plans, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date.
I
n May 2025, Mr. Liu was granted an option to acquire a total of 5,000,000 Class A ordinary shares of the Company with an exercise price of US$17.175 per share (or US$34.35 per ADS), subject to a
5-year
vesting schedule with 20% of the awards vesting on each anniversary of the grant date. For the years ended December 31, 2023, 2024 and 2025, the total share-based compensation expenses recognized were RMB38 million, RMB21 million and RMB1,000 million, respectively.

The weighted-average grant date fair value of options granted for the year ended December 31, 2025 was US$7.85 per share
, estimated on the grant date or modification date using the Binominal option-pricing model with the following assumptions:

2025
Expected volatility (i)	48%~49%
Exercise multiples (ii)	2.0
Expected dividend yield (iii)	2.5%
Expected term (in years) (iv)	10.0
Risk-free interest rate (v)	4.26%~4.61%
Fair value of the underlying shares on the date of option grants (US$ per share)	16.35~17.18

(i)	The volatility assumption was estimated based on historical volatility of the Company’s share price for the period of time close to the expected time to exercise.
(ii)
The exercise multiple was estimated as the ratio of fair value of underlying shares over exercise price as at the time the option is exercised, which comes from the historical exercise pattern of the Company.

(iii)	The dividend yield was estimated based on its expected dividend policy over the expected term of the options.
(iv)	Assumption of the expected term were based on the vesting and contractual terms.
(v)	Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Share-based compensation of subsidiaries
JD Logistics
JD Logistics adopted a
Pre-IPO
share incentive plan on March 31, 2018 and a Post- IPO share option scheme and a Post-IPO share award scheme on May 10, 2021, collectively the “JD Logistics Plan”. The JD Logistics Plan consists of share options, RSUs and other types of awards.
There was no share option granted from 2023 to 2025. For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses for the share options granted under the JD Logistics Plan were RMB387 million, RMB143 million and RMB5 million, respectively.
As of December 31, 2025, the unrecognized share-based compensation expenses related to the share options granted were insignificant.
In October 2020, share options to acquire 99,186,705 ordinary shares of JD Logistics with an exercise price of US$0.01 per share were granted to Mr. Liu according to the JD Logistics Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Logistics. The grant by JD Logistics is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
JD Logistics granted 55,937,435, 59,551,652 and 48,581,929 RSUs of JD Logistics to its employees and non-employees
for the years ended December 31, 2023, 2024 and 2025, respectively. The estimated fair value of each RSU granted is based on market value of the JD Logistics’ shares on each date of grant. The weighted average grant date fair value of RSUs granted for the years ended December 31, 2023, 2024 and 2025 was equivalent to HK$12.93, HK$9.88 and HK$12.78 per share, respectively. For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses for the RSUs granted under JD Logistics Plan were RMB406 million, RMB389 million and RMB385 million, respectively. As of December 31, 2025, there were RMB428 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.7 years.

JD Health
JD Health approved and adopted a
Pre-IPO
share incentive plan on September 14, 2020 and a
Post-IPO
share option scheme and a Post-IPO share award scheme on November 23, 2020, collectively the “JD Health Plan”. The JD Health Plan consists of share options, RSUs and other types of awards.
There was no share option granted from 2023 to 2025. For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses for the share options granted under the JD Health Plan were RMB617 million, RMB141 million and RMB146 million, respectively. As of December 31, 2025, there were RMB80 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 1.4 years.
In October 2020, share options to acquire 53,042,516 ordinary shares of JD Health with an exercise price of US$0.0000005 per share were granted to Mr. Liu according to the JD Health Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Health. The grant by JD Health is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
JD Health granted 6,051,558, 8,706,890 and 5,240,780 RSUs of JD Health to its employees and non-employees
for the years ended December 31, 2023, 2024 and 2025, respectively. The estimated fair value of each RSU granted is based on market value of the JD Health’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the years ended December 31, 2023, 2024 and 2025 was equivalent to HK$52.87, HK$30.64 and HK$35.81 per share, respectively. For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses for the RSUs granted under the JD Health Plan were RMB1,161 million, RMB1,002 million and RMB470 million, respectively. As of December 31, 2025, there were RMB306 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.0 years.
Other Subsidiaries
Other than those disclosed above, the share-based compensation expenses of other subsidiaries in aggregate were insignificant for the years ended December 31, 2023, 2024 and 2025.